Portfolio of Investments (unaudited)
As of June 30, 2026
abrdn Healthcare Opportunities Fund

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—7.5%
Biotechnology—2.3%
Abcuro, Inc. Series B	601,124	$1,221,003
Abcuro, Inc. Series C1	133,045	803,419
Atalanta Therapeutics, Inc. Series B	1,944,444	1,905,555
Atalanta Therapeutics, Inc. Series B2	2,692,308	1,750,000
Glycomine, Inc. Series C, 8.00%	7,417,198	4,450,319
Seismic Therapeutics, Inc. Series B	730,764	3,299,984
Third Arc Bio, Inc. Series A, 8.00%	2,718,372	5,719,998
		19,150,278
Health Care Equipment & Supplies—0.0%
IO Light Holdings, Inc. Series A2	189,858	19
Pharmaceuticals—5.2%
Crystalys Therapeutics, Inc. Series A	4,180,265	4,187,999
Endeavor Biomedicine, Inc. Series B, 8.00%	742,138	3,499,997
Endeavor Biomedicine, Inc. Series C, 8.00%	137,039	894,125
Engrail Therapeutics, Inc. Series B, 8.00%	1,652,502	791,548
VeraDermics, Inc. Series C	273,261	33,594,707
		42,968,376
Total Convertible Preferred Stocks		62,118,673
Non-Convertible Notes—12.0%
Biotechnology—0.3%
AbbVie, Inc., 4.45%, 05/14/46	$3,080,000	2,645,473
Health Care Equipment & Supplies—2.5%
Abbott Laboratories, 4.75%, 11/30/36	10,498,000	10,245,539
DH Europe Finance II SARL, 3.25%, 11/15/39	1,760,000	1,413,315
Stryker Corp., 3.65%, 03/07/28	3,500,000	3,450,966
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/35	6,000,000	5,508,757
		20,618,577
Health Care Providers & Services—5.0%
Cigna Group, 4.38%, 10/15/28	1,504,000	1,497,770
Cigna Group, 2.38%, 03/15/31	5,800,000	5,221,339
Cigna Group, 6.13%, 11/15/41	8,250,000	8,658,099
CVS Health Corp., 4.78%, 03/25/38	2,100,000	1,968,875
CVS Health Corp., 5.05%, 03/25/48	3,700,000	3,268,114
Elevance Health, Inc., 4.10%, 03/01/28	2,975,000	2,954,354
Elevance Health, Inc., 2.55%, 03/15/31	5,800,000	5,260,878
Elevance Health, Inc., 4.65%, 08/15/44	2,325,000	2,022,492
UnitedHealth Group, Inc., 4.20%, 05/15/32	4,916,000	4,779,438
UnitedHealth Group, Inc., 4.50%, 04/15/33	5,800,000	5,673,042
		41,304,401
Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc., 5.40%, 08/10/43	6,500,000	6,425,844
Pharmaceuticals—3.4%
AstraZeneca PLC, 6.45%, 09/15/37(d)	4,750,000	5,274,607
Johnson & Johnson, 3.70%, 03/01/46	10,130,000	8,090,851
Merck & Co., Inc., 3.40%, 03/07/29	4,000,000	3,901,163
Pfizer, Inc., 3.45%, 03/15/29	8,100,000	7,911,454
Pfizer, Inc., 4.00%, 12/15/36	3,200,000	2,935,275
		28,113,350
Total Non-Convertible Notes		99,107,645
	Shares or Principal Amount	Value
Common Stocks—106.3%
Biotechnology—24.7%
AbbVie, Inc.	80,912	$20,360,696
Abivax SA, ADR(b)	141,841	18,901,732
Alkermes PLC(b)	54,000	2,829,330
Arcus Biosciences, Inc.(b)	207,838	6,407,646
ARS Pharmaceuticals, Inc.(b)	1,805,535	14,462,335
BioCryst Pharmaceuticals, Inc.(b)	2,088,571	20,885,710
CareDx, Inc.(b)	128,795	3,670,657
Disc Medicine, Inc.(b)	100,151	7,325,044
Hemab Therapeutics Holdings, Inc.(b)	15,270	560,867
Kailera Therapeutics, Inc.(b)	40,727	897,216
Mineralys Therapeutics, Inc.(b)	221,516	5,976,502
Myriad Genetics, Inc.(b)	1,308,933	7,474,007
Odyssey Therapeutics, Inc.(b)	48,400	905,564
Oruka Therapeutics, Inc.(b)	250,767	23,865,495
Praxis Precision Medicines, Inc.(b)	43,765	14,652,084
Revolution Medicines, Inc.(b)	8,754	1,639,449
Sarepta Therapeutics, Inc.(b)	921,334	16,556,372
Sera Prognostics, Inc., Class A(b)	1,367,407	2,488,681
uniQure NV(b)	460,834	21,226,014
Vericel Corp.(b)	294,506	13,102,572
		204,187,973
Financial Services—0.5%
Perceptive Capital Solutions Corp.(b)	355,447	3,867,263
Health Care Equipment & Supplies—21.8%
Abbott Laboratories	433,683	39,352,395
Becton Dickinson & Co.	39,575	5,988,885
Boston Scientific Corp.(b)	465,063	19,848,889
Dexcom, Inc.(b)	42,503	2,862,577
GE HealthCare Technologies, Inc.	121,807	7,796,866
Inspire Medical Systems, Inc.(b)	140,853	6,283,452
InspireMD, Inc.(b)	1,259,385	881,695
Insulet Corp.(b)	101,696	15,483,216
Intuitive Surgical, Inc.(b)	70,415	28,002,637
Lucid Diagnostics, Inc.(b)	3,822,997	4,090,607
Medtronic PLC	449,937	35,198,572
Mobia Medical, Inc.(b)	199,584	2,674,426
Stryker Corp.	27,571	8,680,454
Tandem Diabetes Care, Inc.(b)	192,312	2,901,988
		180,046,659
Health Care Providers & Services—24.5%
Acadia Healthcare Co., Inc.(b)	353,243	10,431,266
Alignment Healthcare, Inc.(b)	577,052	13,739,608
Biodesix, Inc.(b)	388,639	8,763,809
CVS Health Corp.	263,513	27,260,420
Elevance Health, Inc.	54,645	21,132,861
GeneDx Holdings Corp.(b),(e)	165,138	11,336,724
Humana, Inc.	57,188	22,716,217
McKesson Corp.	9,893	7,475,151
Molina Healthcare, Inc.(b)	52,318	11,965,127
NeoGenomics, Inc.(b)	1,069,634	15,605,960
Tenet Healthcare Corp.(b)	10,692	2,000,259
UnitedHealth Group, Inc.	120,631	50,137,863
		202,565,265
Health Care REITs—8.0%
Diversified Healthcare Trust, REIT	293,879	2,733,075
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2026
abrdn Healthcare Opportunities Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
Health Care REITs (continued)
Healthcare Realty Trust, Inc., REIT	77,778	$1,568,782
Healthpeak Properties, Inc., REIT	485,067	10,380,434
LTC Properties, Inc., REIT	139,352	5,358,084
National Health Investors, Inc., REIT	5,596	426,751
Omega Healthcare Investors, Inc., REIT	278,033	13,256,614
Sabra Health Care REIT, Inc.	482,214	9,407,995
Ventas, Inc., REIT	110,408	9,804,230
Welltower, Inc., REIT	57,915	13,144,968
		66,080,933
Life Sciences Tools & Services—12.3%
Charles River Laboratories International, Inc.(b)	44,454	10,081,722
Danaher Corp.	139,737	26,617,104
ICON PLC(b)	49,689	8,631,476
IQVIA Holdings, Inc.(b)	36,599	7,071,659
Repligen Corp.(b)	48,404	6,604,242
Thermo Fisher Scientific, Inc.	68,956	34,571,780
Waters Corp.(b)	20,517	7,694,696
		101,272,679
Pharmaceuticals—14.5%
Avalyn Pharma, Inc.(b)	19,705	648,689
Bristol-Myers Squibb Co.	221,600	12,768,592
Eli Lilly & Co.	2,195	2,632,749
Fusion Pharmaceuticals, Inc. CVR(a),(b)	7,160	9,881
Merck & Co., Inc.	283,202	36,391,457
Oculis Holding AG(b),(d)	688,627	9,551,256
Oculis Holding AG(b),(d)	22,433	311,146
Seaport Therapeutics, Inc.(b)	88,659	1,925,673
	Shares or Principal Amount	Value

SpyGlass Pharma, Inc.(b)	129,589	$2,884,651
VeraDermics, Inc.(b)	353,716	43,485,845
Zoetis, Inc.	131,249	9,431,553
		120,041,492
Total Common Stocks		878,062,264
Short-Term Investment—1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(f)	15,337,270	15,337,270
Total Short-Term Investment		15,337,270
Total Investments (Cost $871,441,877)—127.7%		1,054,625,852
Long Term Debt Securities—(27.2%)		(225,000,000)
Liabilities in Excess of Other Assets—(0.4%)		(3,561,544)
Net Assets—100.0%		$826,064,308

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Foreign security.
(e)	A portion of security is pledged as collateral for call options written.
(f)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of June 30, 2026.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company
REIT	Real Estate Investment Trust

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—0.0%
Call Options Written—0.0%
GENEDX HOLDINGS Corp. SEP26 75 CALL	200	(1,500,000)	(171,000)
Total Call Options Written (Premiums received $(26,826))			(171,000)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated Aberdeen as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable and the Fund's investments in securities of early and/or later stage financing of privately held companies ("Venture Capital Securities").
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and

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Notes to Portfolio of Investments  (concluded)
June 30, 2026 (unaudited)

procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The unobservable inputs disclosed represent the inputs that had the most significant impact on the determination of fair value and reflect management’s assessment of the key assumptions used in the valuation of the security. These inputs were selected after consideration of a range of available information relevant to the issuer and the security, including information obtained from the issuer (such as analysis of financial statements, products, intended markets, or technologies), and other factors deemed relevant to the valuation. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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